Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)		Compensation Actually Paid to PEO (2)		Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on		Net Income (in millions) (7)	Adjusted Earnings Per Share
	PEO 1 Mark S. LaVigne	PEO 2 Alan R. Hoskins	PEO 1 Mark S. LaVigne	PEO 2 Alan R. Hoskins			Total Shareholder Return (TSR) (5)	Peer Group Total Shareholder Return (6)
2024	$10,819,861	$—	$9,885,524	$—	$2,034,333	$1,906,673	$93.13	$132.76	$38.1	$3.32
2023	$9,586,730	$—	$13,612,811	$—	$2,127,481	$2,340,281	$90.34	$106.13	$140.5	$3.09
2022	$9,048,440	$—	$4,057,873	$—	$2,179,195	$1,399,295	$68.47	$91.57	$(231.5)	$3.08
2021	$5,958,735	$3,168,310	$4,939,119	$1,031,868	$1,461,171	$911,989	$102.59	$99.86	$160.9	$3.48

Company Selected Measure Name			adjusted EPS
Named Executive Officers, Footnote	Represents the total compensation of our principal executive officer (“PEO”), Mark S. LaVigne, as reported in the Summary Compensation table for each year indicated. Mr. LaVigne became the CEO beginning January 1, 2021. Alan S. Hoskins was the CEO prior to that date and for the first three months of fiscal year 2021.Represents the average of the total compensation of each of our non-PEO NEOs as reported in the Summary Compensation Table for each year indicated. The non-PEO NEOs included in this calculation for each year are as follows:
2024: John J. Drabik, Michael A. Lampman, Robin W. Vauth, Susan K. Drath and Lori Shambro
2023: John J. Drabik, Michael A. Lampman, Robin W. Vauth and Susan K. Drath
2022: John J. Drabik, Michael A. Lampman, Robin W. Vauth and Susan K. Drath
			2021: John J. Drabik, Susan K. Drath, Timothy W. Gorman and Hannah H. Kim
Adjustment To PEO Compensation, Footnote	The following table sets forth, for each year indicated, the PEOs included in the Pay Versus Performance table and the adjustments (i.e., amounts deducted and added) made to the PEO’s Summary Compensation Table total to determine the CAP to each PEO.

PEO 1 Mark S. LaVigne
2024
Total Compensation as reported in Summary Compensation Table ("SCT")	$10,819,861
Pension values reported in SCT	$(7,923)
Fair Value of equity awards granted during fiscal year	$(8,072,895)
Pension Value attributable to covered year's service and any change in pension value attributable to plan amendments made in the covered year	$—
Fair value of equity awards granted in covered year that were outstanding and unvested at the end of the covered fiscal year (valued at end of year)	$7,289,331
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	$256,032
Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year	$(748,736)
Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$349,854
Fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	$—
Compensation Actually Paid to PEO	$9,885,524

Non-PEO NEO Average Total Compensation Amount			$ 2,034,333	$ 2,127,481	$ 2,179,195	$ 1,461,171
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,906,673	2,340,281	1,399,295	911,989
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth, for each year indicated, the adjustments (i.e., amounts deducted and added) made to the average non- PEO NEOs’ Summary Compensation Table total to determine the average CAP to the non-PEO NEOs.

2024
Total Average Compensation as reported in SCT	$2,034,333
Pension values reported in SCT	$(14,097)
Fair Value of equity awards granted during fiscal year	$(863,325)
Pension Value attributable to covered year's service and any change in pension value attributable to plan amendments made in the covered year	$17,402
Fair value of equity awards granted in covered year that were outstanding and unvested at the end of the covered fiscal year (valued at end of year)	$779,531
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	$23,705
Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of covered fiscal year	$(121,055)
Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$50,179
Fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	$—
Average Compensation Actually Paid to non-PEO NEOs	$1,906,673

Compensation Actually Paid vs. Total Shareholder Return			Relationship between CAP and TSR The chart below reflects the relationship between the PEOs’ and average non-PEO NEOs’ CAP, the Company’s TSR and the TSR of the Company’s peer group.
Compensation Actually Paid vs. Net Income			Relationship between CAP and Net Income The chart below reflects the relationship between the PEOs’ and average non-PEO NEOs’ CAP and the Company’s net income.
Compensation Actually Paid vs. Company Selected Measure			Relationship between CAP and Adjusted Earnings Per Share The chart below reflects the relationship between the PEOs’ and average non-PEO NEOs’ CAP and the Company’s adjusted EPS.
Tabular List, Table

Performance Measures
Adjusted Net Sales
Adjusted Operating Profit
Adjusted Gross Margin Rate
Adjusted Earnings Per Share
Relative Total Shareholder Return (TSR)

Total Shareholder Return Amount			$ 93.13	90.34	68.47	102.59
Peer Group Total Shareholder Return Amount			132.76	106.13	91.57	99.86
Net Income (Loss)			$ 38,100,000	$ 140,500,000	$ (231,500,000)	$ 160,900,000
Company Selected Measure Amount | $ / shares			3.32	3.09	3.08	3.48
Additional 402(v) Disclosure			Represents the cumulative four-year total return to shareholders (“TSR”) of our common stock for the covered year and assumes that the value of the investment was $100 on September 30, 2020 and that the subsequent dividends were reinvested. Represents the cumulative four-year TSR of our peer group for the covered year calculated using the same method described in footnote (5). The peer group utilized for each year indicated is the S&P 500 Household Products Index.Represents our reported net income for each year indicated. Included in the fiscal 2024 net income was a pre-tax asset impairment charge of $110.6 million on our goodwill and intangible assets. Included in the fiscal year 2023 net income was a pre-tax pension settlement charge of $50.2 million. Included in the fiscal year 2022 net loss was a pre-tax asset impairment charge of $541.9 million on our goodwill and intangible assets. Included in the fiscal 2021 net income was a pre-tax debt extinguishment of $103.3 million.
Impairment Of Goodwill And Intangible Assets			$ 110,600,000		$ 541,900,000
Pension Settlement Expense				$ 50,200,000
Gain (Loss) On Extinguishment Of Debt						$ (103,300,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Net Sales
Non-GAAP Measure Description			Represents our adjusted EPS for each year indicated, which we believe represents the most important financial performance measure that was used to link CAP to our PEOs and non-PEO NEOs for the most recent fiscal year to Company performance. See Appendix A to this proxy statement for a reconciliation of reported earnings per share to adjusted EPS, a non-GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Gross Margin Rate
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted Earnings Per Share
Measure:: 5
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return (TSR)
LaVigne [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,819,861	9,586,730	9,048,440	5,958,735
PEO Actually Paid Compensation Amount			$ 9,885,524	$ 13,612,811	$ 4,057,873	4,939,119
PEO Name	Alan S. Hoskins	Mark S. LaVigne	Mark S. LaVigne	Mark S. LaVigne	Mark S. LaVigne
Hoskins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						3,168,310
PEO Actually Paid Compensation Amount						$ 1,031,868
PEO | LaVigne [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (7,923)
PEO | LaVigne [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | LaVigne [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,072,895)
PEO | LaVigne [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,289,331
PEO | LaVigne [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(748,736)
PEO | LaVigne [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			256,032
PEO | LaVigne [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			349,854
PEO | LaVigne [Member] | Year-End Fair Value Of Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,097)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,402
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(863,325)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			779,531
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(121,055)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,705
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			50,179
Non-PEO NEO | Year-End Fair Value Of Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0